RELATED PARTY TRANSACTIONS - Related Party Transactions Recognized in the Consolidated Income Statement and Non-Financial Assets and Liabilities Originating from Related Party Transactions (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Net revenues	€ 4,270,894	€ 3,459,790	€ 3,766,615
Costs	2,434,198	2,040,925	2,153,480
Net financial expenses	33,257	49,092	42,082
Trade receivables	185,000	184,260
Trade payables	797,832	713,807
Other current assets	122,224	76,471
Other liabilities	726,775	687,462
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	131,958	110,190	152,971
Costs	43,288	37,003	56,975
Net financial expenses	2,106	2,219	2,000
Trade receivables	24,263	38,732
Trade payables	13,621	12,914
Other current assets	1,127	1,708
Other liabilities	8,598	18,947
Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	795	549	610
Costs	15,143	12,977	13,906
Net financial expenses	2	10	31
Trade receivables	144	643
Trade payables	3,276	3,558
Other current assets	998	1,496
Other liabilities	1,065	1,759
Total Stellantis Group companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	130,882	109,491	152,080
Costs	27,131	22,361	42,701
Net financial expenses	2,103	2,207	1,965
Trade receivables	23,737	37,906
Trade payables	10,344	8,960
Other current assets	121	104
Other liabilities	7,528	17,049
Maserati | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	119,083	100,389	143,091
Costs	2,428	2,981	6,275
Net financial expenses	0	0	0
Trade receivables	23,267	37,662
Trade payables	3,994	4,555
Other current assets	0	0
Other liabilities	6,454	16,955
FCA US LLC | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Costs	18,465	13,323	17,954
Net financial expenses	0	0	0
Trade receivables	0	0
Trade payables	3,275	1,893
Other current assets	0	0
Other liabilities	0	0
Magneti Marelli | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	0	352
Costs	0	0	10,444
Net financial expenses	0	0	0
Other Stellantis Group companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	11,799	9,102	8,637
Costs	6,238	6,057	8,028
Net financial expenses	2,103	2,207	1,965
Trade receivables	470	244
Trade payables	3,075	2,512
Other current assets	121	104
Other liabilities	1,074	94
Exor Group companies (excluding the Stellantis Group) | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	281	150	281
Costs	1,014	1,665	368
Net financial expenses	1	2	€ 4
Trade receivables	382	183
Trade payables	1	396
Other current assets	8	108
Other liabilities	€ 5	€ 139